UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2012

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 91.3%
Alabama - 0.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,117,274
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,339,434
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	2,006,816
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,768,380
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,992,298
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	2,072,193
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,825,800
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,668,800
AGC	5.250%	1/1/39	10,000,000	11,275,800

Total Alabama				34,066,795

Alaska - 0.2%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	12,360,200

Arizona - 1.0%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,941,907
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	572,130	(a)
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	16,594,945
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	18,046,350
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,620,800
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,001,600
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,560,222	(b)

Total Arizona				60,337,954

California - 20.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	12,210,300
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,698,700
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	17,360,400
San Francisco Bay Area	5.000%	4/1/39	10,000,000	11,243,600
San Francisco Bay Area	5.125%	4/1/39	70,525,000	81,330,840
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,183,469
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,363,911
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	65,851,452
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	39,085,380
Stanford Hospital & Clinics	5.150%	11/15/40	24,650,000	28,446,346
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,919,220	(c)
Home Mortgage	5.500%	8/1/38	8,090,000	8,352,844
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,164,827

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	$12,000,000	$13,197,120
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,810,700
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,854,635	(b)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	8,136,868
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,054,100
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	12,033,312
John Muir Health	5.000%	8/15/36	4,305,000	4,554,303
John Muir Health	5.125%	7/1/39	7,280,000	8,013,897
Kaiser Permanente	5.000%	4/1/42	10,000,000	11,597,900
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,819,300
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,506,349
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,656,875
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,568,280
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,298,651
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,879,025
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	11,730,000	14,576,167
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/42	21,000,000	24,080,070
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	13,323,102
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	10,366,200
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,322,940
Los Angeles International Airport	5.000%	5/15/40	88,185,000	101,590,675
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,834,025
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,065,404	(b)
M-S-R Energy Authority, CA	7.000%	11/1/34	7,000,000	10,216,150
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	33,672,699
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	46,500,000	67,864,425
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	120,265,894
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	15,270,210
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,973,250
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,471,052
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,223,200
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,622,200
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,300
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	5,001,400
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,539,079
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,408,358
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,603,480
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,921,620
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	28,588,652
PFC, Grant	6.000%	7/1/39	29,130,000	34,170,073
Sacramento, CA, Area Flood Control Agency:

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	$4,500,000	$5,391,540
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	17,409,900
Sacramento, CA, MUD Revenue:
NATL	5.000%	8/15/33	3,475,000	3,590,683	(b)
NATL	5.000%	8/15/33	1,525,000	1,570,109
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,870,700
Arrowhead Project	5.250%	8/1/26	5,000,000	5,447,100
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,841,572
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	9,079,100
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,216,114
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,424,258
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	47,979,395
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	39,897,300
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,655,950
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	20,668,973
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,842,488
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,658,042
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,844,775
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,613,720
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,087,600
AMBAC	5.000%	5/15/26	4,000,000	4,083,440

Total California				1,198,335,988

Colorado - 1.8%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,473,240
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	11,343,090
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,256,722
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,329,150
Poudre Valley Health Care	5.000%	3/1/25	500,000	530,630
Sisters Leavenworth	5.000%	1/1/32	8,010,000	9,018,379
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,072,100
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	65,027,700
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	500,705	(b)
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,794,800

Total Colorado				108,346,516

Connecticut - 1.3%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	970,000	970,213	(c)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,933,141

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Fairfield University	5.000%	7/1/40	$21,600,000	$24,118,776
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,465,503
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,385,083
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,370,935
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,390,850
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	14,000,000	15,572,060
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	855,000	(d)(e)(f)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	2,778,750	(d)(f)

Total Connecticut				78,840,311

Delaware - 0.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	28,645,000	31,917,691
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	13,370,000	13,865,626

Total Delaware				45,783,317

District of Columbia - 0.2%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,959,200
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,676,000

Total District of Columbia				14,635,200

Florida - 8.9%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,212,626
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	535,000	563,826	(a)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	12,496,500
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,235,255
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	865,000	871,643
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	23,253,400
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	35,150,100
Coastal	5.000%	6/1/19	30,000,000	35,571,600
Coastal	5.000%	6/1/20	20,000,000	23,953,800
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,690,023
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,901,350
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,610,000	1,610,692
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	120,000	133,908
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	3,000,000	3,194,070
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	8,200,000	8,784,250
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	3,425,000	3,525,489
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	2,970,000	2,987,642
Florida State Broward County Expressway Authority	10.000%	7/1/14	420,000	460,110	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	$1,000,000	$1,125,370
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	575,000	630,482	(a)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	5.875%	11/15/29	2,750,000	2,888,270	(b)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	6,001,680	(c)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,639,687
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,467,571
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,913,580
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,685,625
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	40,000	43,074	(a)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,265,000	1,266,771	(c)(g)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,139,230
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,684,365
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,076,050	(c)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,041,252	(c)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,783,663
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,495,610
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	23,101,400
Miami International Airport	5.375%	10/1/41	13,000,000	15,137,850
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	250,875	(c)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	11,037,800
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	44,579,200
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	8,126,790
AGC	5.250%	2/1/27	5,500,000	6,464,095
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,384,955
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,576,530
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,900,840
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,815,580
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,325,992
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	39,994,550
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,204,960
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,207,013
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/23	1,500,000	1,868,040
Orlando & Orange County, FL, Expressway Authority Revenue:
AGM	5.000%	7/1/24	5,000,000	6,226,800
AGM	5.000%	7/1/25	3,500,000	4,321,275
AMBAC	5.000%	7/1/35	4,500,000	4,622,670
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,557,450
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	435,000	460,495	(a)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,161,194

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	$360,000	$360,364	(c)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	835,000	835,835
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,908,604	(f)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	430,745	(f)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	6,027,700
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,228,176
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,546,775
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,716,536	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,602,342	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,993,196
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	565,500
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,222,170
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,270,000	1,448,740	(a)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,019,410
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,101,474
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,029,340

Total Florida				530,841,825

Georgia - 4.0%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	250,000	250,368	(c)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	336,055
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	740,000
Atlanta, GA, Airport Revenue	5.000%	1/1/37	1,500,000	1,706,040	(c)
Atlanta, GA, Airport Revenue	5.000%	1/1/42	8,000,000	9,051,920	(c)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	63,567,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	27,788,540
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,264,960
NATL, FGIC	5.500%	11/1/19	1,000,000	1,276,520
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,002,840
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	6,028,450
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,633,140
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	18,437,388
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,174,220
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,797,308
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	23,455,000
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	65,000	67,122	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	$500,000	$736,385
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,764,900
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	895,000	897,604	(c)(g)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	7,364,107
Gas Project Revenue	5.000%	3/15/22	5,000,000	5,581,150
Gas Project Revenue	5.500%	9/15/26	10,000,000	12,469,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	291,225
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	618,360
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,018,520	(c)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	577,305
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,917,935
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,117,720
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,529,158

Total Georgia				239,461,540

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	970,944	(c)

Illinois - 3.1%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	27,779,030
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,841,440
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,315,363	(c)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	22,607,000
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,334,920
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	35,281,233
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	13,999,265
Memorial Health System	5.500%	4/1/39	12,000,000	13,378,800
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,548,429
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,439,863
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,065,000	2,071,711
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Place, AGM	5.000%	6/15/50	30,000,000	33,311,400
McCormick Project	5.250%	6/15/50	10,305,000	11,686,076
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,295,403

Total Illinois				181,889,933

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	$9,000,000	$9,690,030
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,707,450
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,884,000
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,448,600
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,522,900
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,696,320
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	1,720,000	1,785,911	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	640,000	(f)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,607,400

Total Indiana				69,982,611

Kansas - 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	4,000,000	4,394,240

Kentucky - 0.6%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,641,240
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,342,480
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	10,109,970
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,561,250
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,240,053

Total Kentucky				36,894,993

Louisiana - 0.6%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,051,030
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	20,007,540
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,963,800
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	11,108,300	(g)

Total Louisiana				38,130,670

Maryland - 1.4%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,660,000	13,819,909
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	1,705,000	1,816,848
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	9,086,560

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - continued
Transportation Facilities Project	5.375%	6/1/25	$7,500,000	$8,594,775
Transportation Facilities Project	5.750%	6/1/35	19,000,000	21,580,580
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,556,350
Lifebridge Health	6.000%	7/1/41	1,500,000	1,784,175
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,222,450	(b)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	10,054,890

Total Maryland				81,516,537

Massachusetts - 2.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	25,470,450
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,941,577
Boston University	5.700%	10/1/40	13,105,000	14,977,180
Broad Institute Inc.	5.375%	4/1/41	17,000,000	19,601,510
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,733,962
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,203,800
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	2,053,048
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,153,570
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,718,400
Suffolk University	5.750%	7/1/39	17,500,000	20,092,100
Massachusetts State Housing Finance Agency, Housing Revenue, Single-Family Housing	5.350%	12/1/33	7,455,000	8,041,783
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	5,144,084
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	670,000	674,831
Massachusetts State, GO	0.610%	2/1/16	13,000,000	13,030,680	(h)
Massachusetts State, GO:
Consolidated Loan	0.580%	9/1/15	18,665,000	18,743,766	(h)
Consolidated Loan	0.650%	9/1/16	4,000,000	4,016,560	(h)
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	17,500,000	19,719,000

Total Massachusetts				169,316,301

Michigan - 2.8%
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,000,000	5,355,950
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	9,533,160
AGM	6.250%	7/1/36	10,000,000	11,846,700
NATL	5.000%	7/1/30	7,000,000	7,011,340
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	16,502,360
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	19,180,920
Facilities Program	6.000%	10/15/38	20,500,000	24,143,670
Facilities Program	5.375%	10/15/41	6,135,000	7,340,282
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,539,240
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	20,299,787
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,782,408
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,700,500
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,348,937

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	$4,000,000	$4,639,800	(g)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	31,273,920

Total Michigan				166,498,974

Minnesota - 0.3%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,501,575
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	100,000	104,618	(a)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,465,904

Total Minnesota				15,072,097

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,483,180

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,502,320
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,440,285
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,500,950
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,321,230	(b)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,870,300
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,053,580
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,015,290
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	913,257
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,602,538
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,549,410

Total Missouri				75,769,160

Montana - 0.4%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	25,680,000	25,713,384	(c)

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project No. 3	5.250%	9/1/37	20,000,000	22,619,400

Nevada - 0.5%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	21,025,710
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	8,034,150

Total Nevada				29,059,860

New Hampshire - 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	4,680,000	5,083,697

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - continued
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	$3,955,000	$4,271,044

Total New Hampshire				9,354,741

New Jersey - 5.5%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	195,000	195,101
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,848,665
School Facilities Construction	5.250%	12/15/33	12,500,000	14,517,625
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	13,170,937	(c)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,737,540
Catholic Health East	4.750%	11/15/29	5,000,000	5,558,300
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,912,925
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,297,516
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	28,000,000	28,886,200	(c)
Refunding	6.875%	1/1/37	13,110,000	13,320,415	(c)
Refunding, Gloucester Marine Project	6.625%	1/1/37	10,000,000	10,287,900
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,068,240
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,046,545	(c)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,640,650
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,920,343
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	29,582,992
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,689,700
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	60,707,340	(c)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	9,660,000	10,423,720
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	15,274,136
Transportation System	5.875%	12/15/38	30,000,000	36,229,500
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	9,207,680
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	4,069,245
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	2,200,000	2,207,612	(b)

Total New Jersey				324,800,827

New Mexico - 0.4%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	3,605,000	3,789,504
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	2,610,000	2,782,991	(c)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	18,429,150

Total New Mexico				25,001,645

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 5.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	$25,800,000	$30,319,902
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	20,000,000	24,178,600
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,889,200
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	27,400,340
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	12,925,600
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	11,457,500
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	24,896,570
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	6,131,863
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,264,450
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,672,280
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.000%	6/15/45	5,500,000	6,449,740
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,959,340
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,961,020
New York Liberty Development Corp., Liberty Revenue:
1 WTC Port Authority Constructions	5.000%	12/15/41	10,000,000	11,692,000
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	6,137,650
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	27,829,604
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	41,016,150
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose	5.000%	2/15/40	15,000,000	17,724,900
General Purpose	5.000%	2/15/42	10,000,000	11,798,800
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	11,541,700
New York, NY, GO	5.000%	8/1/22	10,000,000	12,814,100	(i)
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	930,000	932,827
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	1,000,250
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,125,000	1,125,169	(c)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,481,280
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,777,400

Total New York				342,378,235

North Carolina - 1.2%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,580,185
COP	5.000%	6/1/24	3,000,000	3,064,350
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	15,127,528
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,299,260
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	24,836,240
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,773,350
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,146,130
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,819,000	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,407,600

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	$4,500,000	$5,343,120

Total North Carolina				73,396,763

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	11,159,400

Ohio - 0.8%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,367,324
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,855,000	2,859,682
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,530,203	(b)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	725,000	726,203
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,597,090
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	6,186,700
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,717,660
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,775,225	(g)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,110,000	1,213,297
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,591,770	(g)

Total Ohio				49,565,154

Oklahoma - 0.6%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/25	6,295,000	7,388,253
St. John Health System Inc.	5.000%	2/15/26	6,620,000	7,734,675
St. John Health System Inc.	5.000%	2/15/27	5,000,000	5,819,950
St. John Health System Inc.	5.000%	2/15/42	10,000,000	11,363,800
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,440,220
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,527,270
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	1,305,000	1,380,651

Total Oklahoma				38,654,819

Oregon - 0.9%
Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	380,381
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,083,570
Providence Health Systems	5.250%	10/1/20	1,000,000	1,080,520
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	20,209,977
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,154,505
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	6,164,400

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Samaritan Health Services	5.250%	10/1/40	$20,000,000	$22,405,000
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	707,841	(c)

Total Oregon				54,186,194

Pennsylvania - 3.4%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,736,232
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	16,629,750
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,315,000	1,318,445
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,097,800	(c)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,874,790
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,588,120
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	13,675,920
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,556,850
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,571,394
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	1,000,250
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,650,700	(g)
Shipping Port	3.375%	7/1/15	20,000,000	20,696,200	(g)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	7,166,580
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,685,865
Drexel University	5.250%	5/1/41	8,385,000	9,530,307
La Salle University	5.000%	5/1/42	3,000,000	3,376,530
Student Association Inc. Project	6.750%	9/1/32	985,000	986,517
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,443,906
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,210,760
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,160,865
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,402,800
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	20,045,000	24,727,312
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,358,590
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	8,124,900
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue:
Presbyterian Medical Center	6.650%	12/1/19	925,000	1,108,428	(a)
Temple University Health System	5.625%	7/1/42	5,000,000	5,527,600

Total Pennsylvania				200,207,411

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	$18,130,000	$19,220,882
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	10,000,000	10,105,800
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	15,000,000	15,231,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	10,000,000	10,218,500
Puerto Rico Commonwealth, GO, Public Improvement	5.500%	7/1/26	19,255,000	20,910,160
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	15,520,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	1,500,000	1,556,115
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	156,000	(c)(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/37	10,000,000	11,009,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	74,500,000	81,105,915
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	8,000,000	8,857,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	25,000,000	28,142,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	16,500,000	17,844,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	15,000,000	15,895,950

Total Puerto Rico				255,775,672

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,330,757
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,433,190

Total Rhode Island				9,763,947

South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	782,553	(a)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	884,601
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,385,080
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,830,167
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,471,729
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,455,400
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,050,250

Total South Carolina				25,859,780

Tennessee - 1.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,545,987

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	$2,000,000	$2,266,700
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	5,795,000	5,807,749
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,865,037
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	12,094,300
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,875,210
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,881,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	6,038,777

Total Tennessee				78,374,960

Texas - 8.4%
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	921,070
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,057,450	(c)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	2,857,750	(c)(f)
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/42	6,355,000	7,012,234	(c)(j)
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	45,000,000	49,653,900	(c)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,002,820
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,392,175
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,005,800	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	35,219,100
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,761,560	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,216,560
Deer Park Refining Project	5.000%	2/1/23	44,000,000	49,629,360
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,478,300
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,684,303
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,365,400	(c)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	17,217,585
Lower Colorado River Authority, TX, Transmission Contract Revenue, LCRA Transmission Services Project, AMBAC	4.900%	5/15/36	13,500,000	13,512,150
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	60,964,920
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,327,040
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,045,300
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,567,200

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	$3,650,000	$4,347,880
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	42,980,000	55,714,544
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	22,207,860
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	31,417,250
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	4,000,000	4,620,840	(j)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,728,580	(j)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	11,187,500	(j)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,741,050	(j)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	11,107,300	(j)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/32	9,000,000	9,956,790	(j)
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/41	20,000,000	22,693,800

Total Texas				500,615,371

U.S. Virgin Islands - 0.1%
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	25,000	25,020	(c)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	90,000	90,001	(c)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,366,540

Total U.S. Virgin Islands				3,481,561

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	395,000	445,268	(a)

Vermont - 0.2%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,750,011	(b)
Norwich University Project	5.500%	9/1/33	1,750,000	1,816,045	(b)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	355,000	359,327	(c)
Vermont State Student Assistance Corp., Education Loan Revenue	3.311%	12/3/35	6,100,000	6,161,366	(c)(h)

Total Vermont				11,086,749

Virginia - 0.7%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	6,022,850
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,667,983
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	16,053,339
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,376,260	(c)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,615,500	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	$8,000,000	$9,007,360	(c)

Total Virginia				43,743,292

Washington - 1.1%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,875,601	(c)
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	20,206,080
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	30,391,318	(b)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,939,220
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	305,873

Total Washington				63,718,092

West Virginia - 0.2%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,933,450
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,509,127
United Health Systems	5.500%	6/1/39	4,000,000	4,460,800

Total West Virginia				14,903,377

Wisconsin - 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	4,043,512	(c)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,385,910
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,776,845
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,786,154
Children’s Hospital	5.375%	8/15/37	2,800,000	3,175,004
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,195,279
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,216,555

Total Wisconsin				39,579,259

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,737,120

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,701,189,902)				5,433,111,567

SHORT-TERM INVESTMENTS - 8.7%
California - 0.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.250%	7/1/38	2,600,000	2,600,000	(k)(l)
California Alumni Association Project, LOC-Bank of America N.A.	0.210%	4/1/34	200,000	200,000	(k)(l)
On Lok Senior Health Services, LOC-Wells Fargo Bank N.A.	0.130%	8/1/38	200,000	200,000	(k)(l)
California Statewide CDA Revenue:
Kaiser Permanente	0.160%	4/1/32	1,300,000	1,300,000	(k)(l)
Kaiser Permanente	0.150%	4/1/36	2,100,000	2,100,000	(k)(l)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.160%	12/1/37	1,400,000	1,400,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.130%	4/1/33	$2,400,000	$2,400,000	(k)(l)
California Statewide CDA, MFH Revenue, David Avenue Apartments, FHLMC, LIQ-FHLMC	0.170%	12/1/42	5,580,000	5,580,000	(c)(k)(l)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.140%	7/1/35	2,650,000	2,650,000	(k)(l)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.130%	9/1/51	900,000	900,000	(k)(l)

Total California				19,330,000

Florida - 1.0%
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.180%	10/1/42	7,700,000	7,700,000	(k)(l)
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.180%	6/1/48	1,000,000	1,000,000	(k)(l)
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.190%	7/1/30	11,900,000	11,900,000	(k)(l)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.180%	10/1/48	6,840,000	6,840,000	(k)(l)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.150%	1/15/27	11,300,000	11,300,000	(k)(l)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.230%	7/1/40	14,225,000	14,225,000	(k)(l)
Pinellas County, FL, Health Facilities Authority Revenue:
Baycare Health System Inc., LOC-U.S. Bank N.A.	0.190%	11/1/38	3,600,000	3,600,000	(k)(l)
Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.220%	7/1/34	585,000	585,000	(k)(l)

Total Florida				57,150,000

Georgia - 0.3%
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.160%	1/1/48	17,490,000	17,490,000	(k)(l)

Illinois - 0.5%
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.200%	11/1/30	1,600,000	1,600,000	(k)(l)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.170%	5/1/31	12,800,000	12,800,000	(k)(l)
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.400%	7/1/18	2,000,000	2,000,000	(c)(k)(l)
Illinois Finance Authority Revenue:
Provena Health, LOC-JPMorgan Chase	0.170%	8/15/44	1,900,000	1,900,000	(k)(l)
University of Chicago Medical Center, LOC-JPMorgan Chase	0.180%	8/1/43	10,115,000	10,115,000	(k)(l)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.170%	8/1/44	2,100,000	2,100,000	(k)(l)

Total Illinois				30,515,000

Indiana - 0.0%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.180%	2/1/39	900,000	900,000	(k)(l)

Kansas - 0.1%
Kansas State Department of Transportation Highway Revenue:
SPA-Dexia Credit Local & Westdeutsche Landesbank	0.140%	9/1/19	250,000	250,000	(k)(l)
SPA-JPMorgan Chase	0.160%	9/1/22	2,000,000	2,000,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - continued
Wichita, KS, Hospital Revenue, Hospital Facilities-Via Christi Health Inc., LOC- JPMorgan Chase	0.170%	11/15/39	$1,200,000	$1,200,000	(k)(l)

Total Kansas				3,450,000

Michigan - 0.0%
Michigan State Higher EFA Revenue, Thomas M Cooley Law School Project, LOC-RBS Citizens N.A, FHLB	0.150%	7/1/37	1,475,000	1,475,000	(k)(l)

Missouri - 0.1%
Missouri State HEFA Revenue, BJC Health Systems, SPA-U.S. Bank N.A.	0.170%	5/15/38	7,200,000	7,200,000	(k)(l)

Nebraska - 0.1%
Madison County, NE, Hospital Authority Revenue No.001, Faith Regional Health Services, LOC-U.S. Bank N.A.	0.180%	7/1/33	7,000,000	7,000,000	(k)(l)

Nevada - 0.1%
Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local	0.240%	6/1/36	8,300,000	8,300,000	(k)(l)

New Jersey - 0.0%
New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-JPMorgan Chase	0.190%	7/1/43	1,000,000	1,000,000	(k)(l)

New York - 2.5%
Long Island, NY, Power Authority Revenue:
AGM, SPA-Dexia Credit Local	0.180%	12/1/29	11,900,000	11,900,000	(k)(l)
FSA, SPA-Dexia Credit Local	0.330%	12/1/29	100,000	100,000	(k)(l)
LOC-TD Bank N.A.	0.140%	12/1/29	3,200,000	3,200,000	(k)(l)
Metropolitan Transportation Authority, NY, Revenue, LOC-PNC Bank N.A.	0.150%	11/1/35	6,900,000	6,900,000	(k)(l)
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.220%	11/1/26	14,200,000	14,200,000	(k)(l)
LIQ-Dexia Credit Local	0.240%	4/1/35	22,350,000	22,350,000	(k)(l)
LOC-Dexia Credit Local	0.220%	1/1/36	3,270,000	3,270,000	(k)(l)
SPA-Dexia Credit Local	0.220%	8/1/28	23,800,000	23,800,000	(k)(l)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.160%	7/1/25	1,500,000	1,500,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.220%	6/15/32	23,800,000	23,800,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Bank of Nova Scotia	0.190%	6/15/38	300,000	300,000	(k)(l)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.210%	8/1/31	600,000	600,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.220%	11/1/22	9,080,000	9,080,000	(k)(l)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-JPMorgan Chase	0.200%	4/1/27	1,000,000	1,000,000	(k)(l)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	2,600,000	2,600,000	(k)(l)
New York, NY, GO:
LOC-Landesbank Baden-Wurttemberg	0.200%	8/1/21	3,035,000	3,035,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Subordinated, LOC-Dexia Credit Local	0.220%	3/1/34	$22,715,000	$22,715,000	(k)(l)

Total New York				150,350,000

North Carolina - 1.2%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.230%	1/15/42	8,700,000	8,700,000	(k)(l)
AGM, SPA-Dexia Credit Local	0.230%	1/15/43	10,700,000	10,700,000	(k)(l)
AGM, SPA-Dexia Credit Local	0.230%	1/15/44	32,530,000	32,530,000	(k)(l)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.230%	2/1/28	8,885,000	8,885,000	(k)(l)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.150%	3/1/35	5,000,000	5,000,000	(k)(l)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.150%	2/1/34	6,200,000	6,200,000	(k)(l)

Total North Carolina				72,015,000

Ohio - 0.1%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.170%	11/15/39	800,000	800,000	(k)(l)
Montgomery County, OH, Revenue:
Miami Valley Hospital, JPMorgan Chase	0.180%	11/15/45	600,000	600,000	(k)(l)
Miami Valley Hospital, SPA-JPMorgan Chase	0.170%	11/15/45	2,100,000	2,100,000	(k)(l)

Total Ohio				3,500,000

Oklahoma - 0.0%
Oklahoma Development Finance Authority, Health System Revenue, Integris Baptist Medical Center, SPA-JPMorgan Chase	0.200%	8/15/35	1,000,000	1,000,000	(k)(l)
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.180%	1/1/28	900,000	900,000	(k)(l)

Total Oklahoma				1,900,000

Pennsylvania - 0.9%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.160%	12/1/37	2,000,000	2,000,000	(k)(l)
Delaware County Authority, PA:
Dunwoody Village Inc., LOC-Citizens Bank of PA	0.240%	4/1/30	500,000	500,000	(k)(l)
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.240%	7/1/36	15,975,000	15,975,000	(k)(l)
White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.240%	7/1/36	1,200,000	1,200,000	(k)(l)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.160%	8/15/24	2,500,000	2,500,000	(k)(l)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.230%	7/15/41	12,100,000	12,100,000	(k)(l)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.290%	11/1/38	13,100,000	13,100,000	(k)(l)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.260%	9/1/24	4,930,000	4,930,000	(k)(l)

Total Pennsylvania				52,305,000

South Carolina - 0.2%
Rock Hill, SC, Utility System Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.180%	1/1/25	9,580,000	9,580,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.180%	9/1/25	$3,300,000	$3,300,000	(k)(l)

Total South Carolina				12,880,000

Tennessee - 0.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.210%	11/1/35	6,815,000	6,815,000	(k)(l)

Texas - 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.180%	9/1/31	1,390,000	1,390,000	(k)(l)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.230%	8/1/37	7,290,000	7,290,000	(k)(l)

Total Texas				8,680,000

Vermont - 0.1%
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, SPA-TD Bank N.A.	0.230%	11/1/34	3,455,000	3,455,000	(c)(k)(l)

Virginia - 0.7%
Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.170%	10/1/48	5,315,000	5,315,000	(k)(l)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.170%	10/1/48	1,900,000	1,900,000	(k)(l)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.200%	7/1/36	2,100,000	2,100,000	(k)(l)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.190%	11/1/36	3,000,000	3,000,000	(k)(l)
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.170%	7/1/37	9,000,000	9,000,000	(k)(l)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.200%	7/1/42	20,400,000	20,400,000	(k)(l)

Total Virginia				41,715,000

Washington - 0.0%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.150%	8/15/41	1,685,000	1,685,000	(k)(l)

Wisconsin - 0.2%
Wisconsin State HEFA Revenue, Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.180%	8/15/36	10,400,000	10,400,000	(k)(l)

Wyoming - 0.0%
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.180%	1/1/14	2,000,000	2,000,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $521,510,000)				521,510,000

TOTAL INVESTMENTS - 100.0% (Cost - $5,222,699,902#)				5,954,621,567
Liabilities in Excess of Other Assets - (0.0)%				(1,189,969)

TOTAL NET ASSETS - 100.0%				$5,953,431,598

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The maturity principal is currently in default as of November 30, 2012.

(f)	The coupon payment on these securities is currently in default as of November 30, 2012.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Security is purchased on a when-issued basis.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

Summary of Investments by Industry †
Transportation	20.1%
Health Care	17.0
Industrial Revenue	12.8
Education	8.4
Power	8.0
Special Tax Obligation	7.4
Water & Sewer	4.4
Other	3.9
Leasing	3.1
Housing	2.3
Pre-Refunded/Escrowed to Maturity	1.5
State General Obligation	1.0
Local General Obligation	0.8
Solid Waste/Resource Recovery	0.5
Short-Term Investments	8.8

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2012 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.9%
AA/Aa	27.6
A	47.9
BBB/Baa	10.4
BB/Ba	0.9
B/B	0.7
D	0.0 ‡
A-1/VMIG 1	8.8
NR	1.8

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

‡	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (formerly Legg Mason Western Asset Managed Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$5,433,111,567	—	$5,433,111,567
Short-term investments†	—	521,510,000	—	521,510,000

Total investments	—	$5,954,621,567	—	$5,954,621,567

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$2,648,450	—	—	$2,648,450

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At November 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$741,901,498
Gross unrealized depreciation	(9,979,833)

Net unrealized appreciation	$731,921,665

At November 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	1,558	12/12	$233,438,468	$235,890,938	$(2,452,470)
Ultra Long-Term U.S. Treasury Bonds	244	12/12	40,635,894	40,831,874	(195,980)

Net unrealized loss on open futures contracts					$(2,648,450)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2012.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(2,648,450)

During the period ended November 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$155,343,072

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2013